SCHEDULE OF OUTSTANDING WARRANTS (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares		Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ₪ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	7,056,972		7,056,972	7,056,972
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,658,313		2,658,313	2,658,313
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 2.03			₪ 7.1418	[1]
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,366,631		1,366,631	1,366,631
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 2.03	[2]		₪ 7.1418	[1]
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	221,100		221,100	221,100
Expiry date	Apr. 18, 2023
Exercise price | (per share)	$ 8.25	[1]		₪ 29.025	[3]
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,084,562		1,084,562	1,084,562
Expiry date	May 28, 2023
Exercise price | (per share)	$ 8.25	[1]		₪ 29.025	[3]
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,726,366		1,726,366	1,726,366
Expiry date	Nov. 08, 2024
Exercise price | (per share)	$ 1.60	[3]	$ 2.04

[1]	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant (see also Note 11).
[2]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$1.95 would be payable in New Israeli Shekels. The exercise price is NIS 5.124 per warrant (see also Note 11).
[3]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant (see also Note 11).